AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Principal Amount	SHORT-TERM INVESTMENTS — 83.6%	Value
$365,000	UMB Bank, Money Market Fiduciary Deposit Investment, 0.01%[1,2]	$365,000
10,958,765	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.06%[1]	10,958,765
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,323,765)	11,323,765

	TOTAL INVESTMENTS — 83.6%
	(Cost $11,323,765)	11,323,765
	Other Assets in Excess of Liabilities — 16.4%	2,219,694
	TOTAL NET ASSETS — 100.0%	$13,543,459

[1]	The rate is the annualized seven-day yield at period end.
[2]	All or a portion of this investment is a holding of AXS Chesapeake Strategy Fund Limited.

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
ICE Carbon Emissions[1]	December 2026	11	$1,129,077	$11,118
NYMEX NY Harbor ULSD[1]	February 2026	5	445,515	(3,948)

Currency Futures
CME Australian Dollar	March 2026	4	266,920	260
CME British Pound	March 2026	18	1,514,025	3,881
CME Euro	March 2026	17	2,503,250	(4,186)
CME Mexican Peso	March 2026	113	3,114,280	16,385
CME Swiss Franc	March 2026	4	635,375	(550)

Index Futures
CBOT E-Mini Dow Jones Industrial Average	March 2026	4	966,720	(9,780)
CME E-Mini NASDAQ 100	March 2026	2	1,018,270	4,798
CME E-Mini S&P 500	March 2026	3	1,033,875	1,958
Eurex Euro STOXX 50	March 2026	11	754,828	11,053
FTSE 100	March 2026	8	1,071,951	23,561
FTSE/MIB	March 2026	4	1,058,576	17,346
ICE US Mini MSCI EAFE	March 2026	5	725,525	5,000
ICE US MSCI Emerging Markets EM	March 2026	13	917,410	27,170
Montreal Exchange S&P/TSX 60	March 2026	15	4,070,026	24,763
SFE S&P ASX Share Price Index 200	March 2026	6	868,410	9,109
SGX Nikkei 225	March 2026	3	48,298	(4,281)

Interest Rate Futures
CBOT 2-Year U.S. Treasury Note	March 2026	13	2,714,258	(1,625)
CBOT 5-Year U.S. Treasury Note	March 2026	25	2,732,617	(12,500)
CBOT 10-Year U.S. Treasury Note	March 2026	16	1,799,000	(16,000)
Eurex BTP Italian	March 2026	18	2,541,400	(10,154)
ICF Long Gilt	March 2026	6	738,941	3,154
Total Long Contracts			32,668,547	96,532

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Short Contracts
Currency Futures
CME Japanese Yen	March 2026	(29)	(2,326,706)	31,575
ICE Swedish Krona	March 2026	(16)	(1,595,421)	9,315

Interest Rate Futures
CBOT U.S. Ultra Long-Term Treasury Bond	March 2026	(5)	(590,000)	15,742
Eurex 10 Year Euro BUND	March 2026	(26)	(3,896,640)	33,917
Eurex 30 Year Euro BUXL	March 2026	(10)	(1,293,703)	21,859
SFE Australian 10 Year Bond	March 2026	(37)	(1,175,291)	(12,541)
Total Short Contracts			(10,877,761)	99,867

TOTAL FUTURES CONTRACTS			$21,790,786	$196,399

[1]	This investment is a holding of AXS Chesapeake Strategy Fund Limited.